                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               --------------------

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Spears Grisanti & Brown LLC
             ----------------------------------------
Address:     45 Rockefeller Plaza
             ----------------------------------------
             17th Floor
             ----------------------------------------
             New York, New York 10111
             ----------------------------------------

Form 13F File Number: 28-05455
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher C. Grisanti
           --------------------------------------
Title:     Princial
           --------------------------------------
Phone:     (212) 218-5300
           --------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti    New York, New York           August 2, 2001
---------------------------    -------------------         ----------------
      [Signature]                [City, State]                 [Date]


Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                           -----------------
Form 13F Information Table Entry Total:     116
                                           -----------------
Form 13F Information Table Value Total:     $854,117
                                           -----------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


        No.            Form 13F File Number             Name

        None           28-
        ----               ---------------              ------------------

        [Repeat as necessary.]

SPEARS GRISANTI & BROWN LLC
FORM 13F INFORMATION TABLE

For the Quarter Ended June 30, 2001

COLUMN 1                             COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5      COLUMN 6  COLUMN 7           COLUMN 8
--------                             --------    --------  --------  --------      --------  --------           --------
                                                             VALUE            PUT/INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASSCUSIP    ( x$1,000)  SHRS   CALLDISCRETION MANAGERS   SOLE     SHARED    NONE
--------------                      -------------------    ----------  ----   -----------------------   ----     ------    ----
ABBOTT LABORATORIES                   COMMON    002824100    1,478    30,785         SOLE               5,985    24,800     0
ACE LTD                               COMMON    G0070K103   40,073   1,025,158       SOLE              207,275   798,183  19,700
ADVANCED ENVIRONMENTAL REC            COMMON    007947104     12      13,372         SOLE                 0      13,372     0
ALCOA INC                             COMMON    013817101   15,902   403,600         SOLE              66,800    336,800    0
AMB PROPERTIES                        COMMON    00163T109     644     25,000         SOLE              25,000       0       0
AMEREN CORP                           COMMON    023608102     235     5,500          SOLE                 0       5,500     0
AMERICAN ELECTRIC POWER CO            COMMON    025537101     389     8,434          SOLE               1,034     7,400     0
AMERICAN HOME PRODS CORP              COMMON    026609107   25,255   429,873         SOLE              62,575    358,998  8,300
AMERICAN INTL GROUP INC               COMMON    026874107   13,757   161,831         SOLE              20,298    141,533    0
AMGEN INC                             COMMON    031162100    6,711   110,600         SOLE               2,600    108,000    0
AMR CORP                              COMMON    001765106   20,928   579,230         SOLE              154,930   412,600  11,700
AMSOUTH BANCORPORATION                COMMON    032165102    1,867   100,968         SOLE                 0      100,968    0
ANGLOGOLD LIMITED-SPON ADR            COMMON    035128206    5,581   311,600         SOLE              49,000    262,600    0
ANHEUSER-BUSCH CO. INC                COMMON    035229103     297     7,200          SOLE               4,400     2,800     0
AOL TIME WARNER INC                   COMMON    00184A105    1,598    30,157         SOLE              24,156     6,001     0
AON CORP                              COMMON    037389103   34,045   972,700         SOLE              235,500   722,600  14,600
AQUASEARCH INC.                       COMMON    03838N101      3      10,000         SOLE              10,000       0       0
ARCHSTONE COMMUNITIES TRUS            COMMON    039581103    1,609    62,395         SOLE               3,425    58,970     0
ASTORIA FINANCIAL CORP                COMMON    046265104    1,650    30,000         SOLE              30,000       0       0
AT&T CORP.                            COMMON    001957109     435     19,790         SOLE                 0      19,790     0
AT&T WIRELESS SERVICES INC            COMMON    00209A106   35,756   2,186,927       SOLE              558,032  1,584,913 43,982
AUTOMATIC DATA PROCESSING             COMMON    053015103     321     6,464          SOLE               6,464       0       0
AVATAR HOLDINGS INC                   COMMON    053494100    6,151   267,454         SOLE                 0      267,454    0
AVNET INC                             COMMON    053807103     455     20,280         SOLE                 0      20,280     0
BANK OF AMERICA CORP                  COMMON    060505104     460     7,664          SOLE                 0       7,664     0
BANK OF NEW YORK INC                  COMMON    064057102    6,458   134,546         SOLE                720     133,826    0
BELO CORP                             COMMON    080555105   16,962   900,304         SOLE              262,302   638,002    0
BERKSHIRE HATHAWAY CLASS A            COMMON    084670108    4,997      72           SOLE                34        38       0
BERKSHIRE HATHAWAY CLASS B            COMMON    084670207     989      430           SOLE                25        405      0
BIOGEN INC                            COMMON    090597105     471     8,660          SOLE                360      8,300     0
BOEING CO.                            COMMON    097023105     878     15,800         SOLE                 0      15,800     0
BP AMOCO PLC SPONS ADR                COMMON    055622104    1,955    39,208         SOLE               9,042    30,166     0
CHARTER ONE FIN'L INC                 COMMON    160903100     258     8,100          SOLE                 0       8,100     0
CHUBB CORP                            COMMON    171232101   12,298   158,830         SOLE              18,850    139,980    0
CITIGROUP INC                         COMMON    172967101   11,958   226,297         SOLE              99,022    113,194  14,081
COCA COLA CO                          COMMON    191216100     246     5,462          SOLE               1,882     3,580     0
COMMODORE APPLIED TECH                COMMON    202630109      3      17,300         SOLE                 0      17,300     0
CONAGRA INC.                          COMMON    205887102    7,314   369,186         SOLE              189,900   179,286    0
CONOCO INC CL - B                     COMMON    208251405    3,470   120,085         SOLE              11,000    109,085    0
COUSINS PROPERTIES                    COMMON    222795106    2,599    96,787         SOLE                 0      70,387   26,400
COX COMMUNICATIONS  INC NE            COMMON    224044107     369     8,328          SOLE                 0       8,328     0
CURIS                                 COMMON    231269101     50      10,287         SOLE                 0      10,287     0
DELPHI AUTOMOTIVE SYSTEMS             COMMON    247126105   10,477   657,693         SOLE              49,949    607,744    0
DELPHI FINANCIAL GROUP-CL             COMMON    247131105    2,934    76,200         SOLE              50,900    25,300     0
DOMINION RESOURCES INC VA             COMMON    25746U109     339     5,640          SOLE                 0       5,640     0
DTE ENERGY CO                         COMMON    233331107     232     5,000          SOLE                 0       5,000     0

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


DU PONT E I DE NEMOURS & C            COMMON    263534109    1,083    22,459         SOLE                 0      22,459     0
ELECTRONIC DATA SYSTEMS CO            COMMON    285661104   12,513   200,200         SOLE              41,400    158,800    0
ENCOMPASS SERVICES CORP               COMMON    29255U104   10,633   1,188,100       SOLE              394,900   793,200    0
EQUITY RESIDENTIAL PPTYS T            COMMON    29476L107    7,148   126,400         SOLE               8,300    118,100    0
EVEREST REINSURANCE GROUP             COMMON    G3223R108    5,184    69,300         SOLE              17,500    51,800     0
EXXON MOBIL CORPORATION               COMMON    30231G102    1,476    16,902         SOLE               4,106    12,796     0
FASTCOMM COMMUNICATIONS CO            COMMON    311871107      6      25,000         SOLE                 0      25,000     0
FEDERAL NATL MORTGAGE ASSN            COMMON    313586109    3,042    35,772         SOLE              17,860    17,912     0
FIRST UNION CORP                      COMMON    337358105     808     23,135         SOLE              21,867     1,268     0
GANNETT CO                            COMMON    364730101   12,528   190,104         SOLE              23,000    167,104    0
GEN MOTORS CL H-HUGHES ELE            COMMON    370442832   25,444   1,219,760       SOLE              347,960   838,300  33,500
GENERAL ELECTRIC CO                   COMMON    369604103    1,539    31,570         SOLE               6,370    25,200     0
GENERAL MAGIC INC                     COMMON    370253106     11      11,000         SOLE              11,000       0       0
GLAXOSMITHKLINE PLC-ADR               COMMON    37733W105   10,876   193,520         SOLE                702     192,818    0
GULF CANADA RES LTD ORD               COMMON    40218L305   30,128   3,719,500       SOLE              986,500  2,693,000 40,000
HELLER FINANCIAL INC                  COMMON    423328103   22,268   556,700         SOLE              160,100   384,100  12,500
HEWLETT PACKARD CO                    COMMON    428236103     671     23,454         SOLE              23,254      200      0
HOMESTAKE MINING                      COMMON    437614100     792    100,000         SOLE                 0      100,000    0
HOUSEHOLD INTL                        COMMON    441815107    1,122    16,825         SOLE              16,825       0       0
INTEL CORP                            COMMON    458140100    4,581   156,600         SOLE              37,800    118,800    0
INTERPUBLIC GROUP COS INC             COMMON    460690100     306     10,440         SOLE              10,440       0       0
INTERSTATE BAKERIES                   COMMON    46072H108    3,362   210,100         SOLE              148,100   62,000     0
INTL BUSINESS MACHINES COR            COMMON    459200101     977     8,644          SOLE                700      7,944     0
JOHNSON & JOHNSON                     COMMON    478160104    2,248    44,952         SOLE              39,832     5,120     0
JP MORGAN CHASE & CO.                 COMMON    46625H100   28,132   630,759         SOLE              136,139   485,120  9,500
KEYCORP NEW                           COMMON    493267108   16,370   628,422         SOLE                 0      628,422    0
LYONDELL PETROCHEMICAL                COMMON    552078107   21,061   1,369,400       SOLE              379,800   989,600    0
MACK CALI REALTY                      COMMON    554489104   22,625   794,400         SOLE              144,100   650,300    0
MARKEL CORP                           COMMON    570535104     453     2,303          SOLE               2,303       0       0
MCDERMOTT INTL INC                    COMMON    580037109   16,701   1,433,600       SOLE              464,600   938,900  30,100
MERCK & CO INC                        COMMON    589331107    2,834    44,337         SOLE              39,359     4,978     0
MGIC INVESTMENT                       COMMON    552848103    8,070   111,100         SOLE              52,900    52,700   5,500
MICROSOFT CORP                        COMMON    594918104   21,298   291,750         SOLE              109,400   167,350  15,000
NAVISTAR INTL                         COMMON    63934E112   16,002   568,850         SOLE              186,500   382,350    0
NESTLE SA SPONSORED ADR RE            COMMON    641069406     425     8,000          SOLE               8,000       0       0
NEW HORIZONS WORLDWIDE INC            COMMON    645526104    1,652   110,600         SOLE              33,700    76,900     0
NOBLE AFFILIATES                      COMMON    654894104     226     6,400          SOLE                 0       6,400     0
PACTIV CORP.                          COMMON    695257105    5,574   416,000         SOLE              163,700   252,300    0
PEPSICO INC                           COMMON    713448108     287     6,500          SOLE               6,500       0       0
PFIZER INC                            COMMON    717081103     253     6,325          SOLE               3,325     3,000     0
PHARMACIA CORPORATION                 COMMON    71713U102     315     6,850          SOLE               6,750      100      0
PHILIP MORRIS COS INC                 COMMON    718154107    8,569   168,852         SOLE              21,800    147,052    0
PROLOGIS                              COMMON    743410102     267     11,736         SOLE               4,536     7,200     0
RENAISSANCERE HOLDINGS LTD            COMMON    G7496G103    5,829    78,712         SOLE                400     78,312     0
ROBOTIC VISION SYSTEMS                COMMON    771074101     25      15,000         SOLE                 0      15,000     0
SARA LEE CORP                         COMMON    803111103     265     14,000         SOLE              14,000       0       0
SBC COMMUNICATIONS  INC               COMMON    78387G103    1,097    27,377         SOLE               9,278    18,099     0
SCHERING PLOUGH CORP                  COMMON    806605101   21,268   586,876         SOLE              137,750   449,126    0
SCIENTIFIC GAMES CORP CL A            COMMON    053323101     236     40,000         SOLE                 0      40,000     0
SILICON GRAPHICS INC.                 COMMON    827056102    4,491   3,231,100       SOLE              846,600  2,301,300 83,200
SOUTHERN UNION COMPANY                COMMON    844030106    9,459   463,664         SOLE              68,705    394,959    0
STRYKER CORP                          COMMON    863667101     613     11,180         SOLE              11,180       0       0
SUMMIT PROPERTIES INC                 COMMON    866239106     330     12,300         SOLE               2,700     9,600     0
SUNTRUST BANKS INC                    COMMON    867914103     933     14,400         SOLE               9,200     5,200     0
TEEKAY SHIPPING CORPORATIO            COMMON    Y8564W103   11,568   289,050         SOLE              140,650   129,800  18,600

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
TEXACO INC                            COMMON    881694103   19,793   296,921         SOLE              41,809    255,112    0
TYCO INTERNATIONAL LTD                COMMON    902124106    1,314    24,099         SOLE              12,842    11,257     0
UNITEDHEALTH GROUP INC                COMMON    91324P102   18,452   298,820         SOLE              72,420    226,400    0
UNITEDHEALTH GROUP INC                COMMON    910581108     432     7,000          SOLE                 0       7,000     0
UNUMPROVIDENT CORP                    COMMON    91529Y106   31,706   987,104         SOLE              225,000   745,904  16,200
USX-MARATHON GROUP NEW                COMMON    902905827   19,252   652,400         SOLE              145,500   493,500  13,400
VERIZON COMMUNICATIONS                COMMON    92343V104     919     17,174         SOLE               7,538     9,636     0
VISTEON CORP.                         COMMON    92839U107    5,901   321,030         SOLE              37,900    283,130    0
WASHINGTON MUTUAL INC                 COMMON    939322103   17,545   467,252         SOLE              217,861   222,841  26,550
WASHINGTON POST CO CL B               COMMON    939640108     976     1,700          SOLE                 0       1,700     0
WEBB (DEL) CORP.                      COMMON    947423109    1,989    51,400         SOLE                 0      51,400     0
WISCONSIN ENERGY CORP.                COMMON    976657106   22,056   927,900         SOLE              230,200   674,700  23,000
WORLDCOM INC-MCI GROUP                COMMON    98157D304   11,441   710,620         SOLE              220,668   469,392  20,560
WORLDCOM INC-WORLDCOM GROU            COMMON    98157D106   14,172   998,020         SOLE              316,720   657,300  24,000
XL CAPITAL LTD                        COMMON    G98255105    1,330    16,199         SOLE               5,825    10,374     0